Income Tax - Schedule of Provincial Income Tax Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Statutory tax rates	26.50%	26.50%
Income tax (recovery) computed at the statutory rates	$ (3,243)	$ (2,399)
Non-deductible items	(1,996)	120
Change in tax benefit not recognized	9,098	2,933
Foreign tax differentials	(355)	(267)
Other	112	735
Special mining royalty	167	(100)
Provision for income taxes	$ 3,783	$ 1,022